INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Effective tax rate for federal income taxes
	June 30, 2013	June 30, 2012

Current tax provision:
Federal	$—	$—
Taxable income - federal	$—	$—

State	$—	$—
Taxable income - state	$—	$—
Total current tax provision	$—	$—

Deferred tax provision:
Federal and State
Total deferred tax provision	$—	$—

Deferred income tax assets
	June 30, 2013	June 30, 2012

Loss carryforwards	$917,000	$493,000
Less – valuation allowance	(917,000)	(493,000)
Total net deferred tax assets	$—	$—